REVENUES	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$8,839	$1,444	$3,675	$—	$13,958
Other revenues	306	358	4	—	668
Total revenues	$9,145	$1,802	$3,679	$—	$14,626

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$16,807	$2,608	$7,341	$—	$26,756
Other revenues	612	722	8	—	1,342
Total revenues	$17,419	$3,330	$7,349	$—	$28,098
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2021:

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064
(b)Timing of recognition of revenues from contracts with customers
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$7,906	$493	$3,576	$—	$11,975
Services transferred over a period of time	933	951	99	—	1,983
Total revenues from contracts with customers	$8,839	$1,444	$3,675	$—	$13,958
Other non IFRS 15 revenues	306	358	4	—	668
Total revenues	$9,145	$1,802	$3,679	$—	$14,626

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$14,963	$917	$7,146	$—	$23,026
Services transferred over a period of time	1,844	1,691	195	—	3,730
Total revenues from contracts with customers	$16,807	$2,608	$7,341	$—	$26,756
Other non IFRS 15 revenues	612	722	8	—	1,342
Total revenues	$17,419	$3,330	$7,349	$—	$28,098
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2021:

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$6,303	$239	$2,494	$—	$9,036
Services transferred over a period of time	1,128	638	53	—	1,819
Total revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other non IFRS 15 revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$10,967	$661	$5,272	$—	$16,900
Services transferred over a period of time	2,127	1,196	86	—	3,409
Total revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other non IFRS 15 revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064
(c)Revenues by geography
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$5,833	$118	$80	$—	$6,031
United States of America	89	556	1,539	—	2,184
Europe	656	452	774	—	1,882
Australia	1,111	65	43	—	1,219
Canada	938	51	172	—	1,161
Brazil	32	33	511	—	576
Mexico	—	—	226	—	226
Other	180	169	330	—	679
Total revenues from contracts with customers	$8,839	$1,444	$3,675	$—	$13,958
Other revenues	306	358	4	—	668
Total revenues	$9,145	$1,802	$3,679	$—	$14,626

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$10,866	$213	$156	$—	$11,235
United States of America	193	1,001	3,048	—	4,242
Europe	1,481	878	1,610	—	3,969
Australia	2,157	111	76	—	2,344
Canada	1,637	74	348	—	2,059
Brazil	63	60	974	—	1,097
Mexico	—	—	435	—	435
Other	410	271	694	—	1,375
Total revenues from contracts with customers	$16,807	$2,608	$7,341	$—	$26,756
Other revenues	612	722	8	—	1,342
Total revenues	$17,419	$3,330	$7,349	$—	$28,098
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2021:

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$4,603	$89	$38	$—	$4,730
United States of America	77	307	1,023	—	1,407
Europe	717	318	616	—	1,651
Australia	1,193	—	18	—	1,211
Canada	569	21	120	—	710
Brazil	59	20	213	—	292
Mexico	—	—	200	—	200
Other	213	122	319	—	654
Total revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$8,141	$141	$86	$—	$8,368
United States of America	155	684	2,084	—	2,923
Europe	1,020	632	1,385	—	3,037
Australia	2,236	7	30	—	2,273
Canada	1,088	52	255	—	1,395
Brazil	107	23	406	—	536
Mexico	—	—	388	—	388
Other	347	318	724	—	1,389
Total revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064